Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Share
Ordinary Share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Share authorized	450,000,000	450,000,000
Ordinary Share issued	19,453,423	19,435,423
Ordinary Share outstanding	19,453,423	19,435,423
Class B Ordinary Share
Ordinary Share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Share authorized	50,000,000	50,000,000
Ordinary Share issued	5,497,715	5,497,715
Ordinary Share outstanding	5,497,715	5,497,715